Fair Value Measurements and Financial Instruments - Additional Information (Details)	36 Months Ended
	Dec. 31, 2024 equityaccountedjointventures projects vessel lease loan	Dec. 31, 2025 vessel	Dec. 31, 2025 lease	Dec. 31, 2025 loan	Dec. 31, 2025 equityaccountedjointventures	Dec. 31, 2025 projects	Jan. 01, 2023 projects
Fair Value Disclosures [Abstract]
Number of direct financing and sales-type leases | lease	4		4
Number of loans to equity-accounted joint ventures | loan	1			1
Number of equity-accounted joint ventures | equityaccountedjointventures	3				3
Number of vessels	15	16	2
Number of LNG project counterparties	2
Number of LNG projects	2					2	1